KP FIXED INCOME FUND - INSTITUTIONAL SHARES - KP FIXED INCOME FUND	Mar. 29, 2017
Prospectus [Line Items]
Risk/Return [Heading]	KP FIXED INCOME FUND
Supplement [Text Block]

THE KP FUNDS

KP LARGE CAP EQUITY FUND
KP FIXED INCOME FUND
(EACH, A "FUND")

SUPPLEMENT DATED MARCH 29, 2017 TO THE
PROSPECTUS DATED MAY 1, 2016 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

KP FIXED INCOME FUND

1. Effective immediately, the fifth through seventh paragraphs under the heading "Investment Strategy" beginning on page 32 and the sixth through eighth paragraphs under the heading "Fixed Income Fund" beginning on page 59 are deleted and replaced with the following:

PASSIVE FIXED INCOME: SSGA Funds Management, Inc. ("SSGA FM") manages the portion of the fund's assets allocated to the Passive Fixed Income Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based market-weighted benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").

Under normal circumstances, SSGA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities that are included in the Bloomberg Barclays U.S. Aggregate Bond Index.

SSGA FM will employ a stratified sampling approach to build a portfolio whose broad characteristics, including duration, yield, credit quality, and sector weights, match those of the Bloomberg Barclays U.S. Aggregate Bond Index. This strategy is commonly referred to as an indexing strategy. The Sub-strategy's portfolio securities may differ from those of the Bloomberg Barclays U.S. Aggregate Bond Index, and the Sub-strategy may not track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Sub-strategy, and differences between how and when the Sub-strategy and the Bloomberg Barclays U.S. Aggregate Bond Index are valued. SSGA FM may sell a security pursuant to changes in the Bloomberg Barclays U.S. Aggregate Bond Index composition and for routine portfolio rebalancing.

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. KPF-SK-018-0100